Schedule of Current and Deferred Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State					10	13
Total current income tax expense					10	13
Federal					1	1
State					(1)	(1)
Total deferred tax expense
Total expense from income taxes					$ 10	$ 13